Other Current Liability - Summary of Contract Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current contract liabilities
Total current contract liabilities	$ 259	$ 216
Advance from customers
Current contract liabilities
Total current contract liabilities	156	93
Custodial service
Current contract liabilities
Total current contract liabilities	44	63
Transportation Service
Current contract liabilities
Total current contract liabilities	$ 59	$ 60